Income Taxes - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 23, 2020	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Income tax rate			2.33%	17.30%	45.60%	21.40%	75.30%	19.29%	16.71%
U.S. Federal statutory income tax rate			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	35.00%
Tax cuts and jobs act interest expense deduction			$ 38,400					$ 0	$ 35,600
Tax cuts and jobs act income tax expense benefit			600					(1,600)	6,700
Tax adjustments		$ 1,600
Accumulated unremitted Foreign earnings	$ 36,800							36,800
Research and development tax credit carryforward, amount	$ 3,200							3,200	2,700
Research and development tax credit carryforward expiration year	2034
Valuation allowance	$ (4,560)							(4,560)	(61,349)
Unrecognized Tax Benefits	$ 1,341		$ 1,290					$ 1,341	$ 1,296		$ 1,384
Income Tax Examination, Description	The Company is no longer subject to U.S. federal examinations by tax authorities for years before 2012, and state, local, and non-U.S. income tax examinations by tax authorities before 2004.							a tax position must be more likely than not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest benefit that has a greater than 50% likelihood of being realized upon settlement.